BUSINESS COMBINATIONS - Purchase Price (Details) - USD ($)	Oct. 18, 2021	Sep. 30, 2020
R.A.Y. Enterprise Michmoret Ltd.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 638,000
Deferred consideration	1,058,000
Contingent consideration	833,000
Purchase Price	$ 2,529,000
Remote Year Inc.
Disclosure of detailed information about business combination [line items]
Cash paid		$ 0
Purchase Price		$ 1,315,000